Income Taxes - Schedule of Components of Net Deferred Tax Assets (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 495,712	$ 71,824
Capitalized start-up costs	1,148,526	777,461
Total deferred tax assets	1,644,238	849,285
Valuation allowance	(1,644,238)	(849,285)
Deferred tax assets, net of valuation allowance